Capital Disclosures (Details) - Schedule of capital - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Capital Abstract
Shareholders’ equity (excluding reserves)	$ 401,756	$ 392,870
Non-controlling interest	1,355,337	1,280,619
Debt financing (excluding deferred financing costs, prepayment options and loss on repayment)	$ 3,853,151	$ 3,794,657